Significant accounting policies	12 Months Ended
Dec. 31, 2019
1. Significant accounting policies
Significant accounting policies

This section describes Barclays Bank Group’s significant policies and critical accounting estimates that relate to the financial statements and notes as a whole. If an accounting policy or a critical accounting estimate relates to a particular note, the accounting policy and/or critical accounting estimate is contained with the relevant note.

1 Significant accounting policies

1. Reporting entity

Barclays Bank PLC is a public limited company, registered in England under company number 1026167.

These financial statements are prepared for Barclays Bank PLC and its subsidiaries (the Barclays Bank Group) under Section 399 of the Companies Act 2006. The Barclays Bank Group is a major global financial services provider engaged in credit cards, wholesale banking, investment banking, wealth management and investment management services. In addition, separate financial statements have been presented for the holding company.

2. Compliance with International Financial Reporting Standards

The consolidated financial statements of the Barclays Bank Group, and the separate financial statements of Barclays Bank PLC, have been prepared in accordance with International Financial Reporting Standards (IFRS) and interpretations (IFRICs) issued by the Interpretations Committee, as published by the International Accounting Standards Board (IASB). They are also in accordance with IFRS and IFRIC interpretations endorsed by the European Union. The principal accounting policies applied in the preparation of the consolidated and separate financial statements are set out below, and in the relevant notes to the financial statements. These policies have been consistently applied with the exception of the adoption of IFRS 16 Leases, IFRIC Interpretation 23 Uncertainty over Income Tax Treatments, the amendments to IAS 12 Income Taxes, the amendments to IAS 19 Employee Benefits, and the amendments to IFRS 9, IAS 39 and IFRS 7 which were applied from 1 January 2019.

3. Basis of preparation

The consolidated and separate financial statements have been prepared under the historical cost convention modified to include the fair valuation of investment property, and particular financial instruments, to the extent required or permitted under IFRS as set out in the relevant accounting policies. They are stated in millions of pounds Sterling (£m), the functional currency of Barclays Bank PLC.

The financial statements have been prepared on a going concern basis, in accordance with the Companies Act 2006 as applicable to companies using IFRS.

4. Accounting policies

The Barclays Bank Group prepares financial statements in accordance with IFRS. The Barclays Bank Group’s significant accounting policies relating to specific financial statement items, together with a description of the accounting estimates and judgements that were critical to preparing them, are set out under the relevant notes. Accounting policies that affect the financial statements as a whole are set out below.

(i) Consolidation

Barclays Bank Group applies IFRS 10 Consolidated financial statements.

The consolidated financial statements combine the financial statements of Barclays Bank PLC and all its subsidiaries. Subsidiaries are entities over which Barclays Bank PLC has control. The Barclays Bank Group has control over another entity when the Barclays Bank Group has all of the following:

1) power over the relevant activities of the investee, for example through voting or other rights

2) exposure to, or rights to, variable returns from its involvement with the investee and

3) the ability to affect those returns through its power over the investee.

The assessment of control is based on the consideration of all facts and circumstances. The Barclays Bank Group reassesses whether it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control.

Intra-group transactions and balances are eliminated on consolidation. Consistent accounting policies are used throughout the Barclays Bank Group for the purposes of the consolidation.

Changes in ownership interests in subsidiaries are accounted for as equity transactions if they occur after control has already been obtained and they do not result in loss of control.

As the consolidated financial statements include partnerships where the Barclays Bank Group member is a partner, advantage has been taken of the exemption under Regulation 7 of the Partnership (Accounts) Regulations 2008 with regard to preparing and filing of individual partnership financial statements.

Details of the principal subsidiaries are given in Note 33, and a complete list of all subsidiaries is presented in Note 42.

(ii) Foreign currency translation

The Barclays Bank Group applies IAS 21 The Effects of Changes in Foreign Exchange Rates. Transactions in foreign currencies are translated into Sterling at the rate ruling on the date of the transaction. Foreign currency monetary balances are translated into Sterling at the period end exchange rates. Exchange gains and losses on such balances are taken to the income statement.  Non-monetary foreign currency balances are carried at historical transaction date exchange rates.

The Barclays Bank Group’s foreign operations (including subsidiaries, joint ventures, associates and branches) based mainly outside the UK may have different functional currencies. The functional currency of an operation is the currency of the main economy to which it is exposed.

1 Significant accounting policies continued

Prior to consolidation (or equity accounting) the assets and liabilities of non-Sterling operations are translated at the period end exchange rate and items of income, expense and other comprehensive income are translated into Sterling at the rate on the date of the transactions. Exchange differences arising on the translation of foreign operations are included in currency translation reserves within equity. These are transferred to the income statement when the Barclays Bank Group disposes of the entire interest in a foreign operation, when partial disposal results in the loss of control of an interest in a subsidiary, when an investment previously accounted for using the equity method is accounted for as a financial asset, or on the disposal of an autonomous foreign operation within a branch.

(iii) Financial assets and liabilities

The Barclays Bank Group applies IFRS 9 Financial Instruments to the recognition, classification and measurement, and derecognition of financial assets and financial liabilities and the impairment of financial assets. The Barclays Bank Group applies the requirements of IAS 39 Financial Instruments: Recognition and Measurement for hedge accounting purposes.

Recognition

The Barclays Bank Group recognises financial assets and liabilities when it becomes a party to the terms of the contract. Trade date or settlement date accounting is applied depending on the classification of the financial asset.

Classification and measurement

Financial assets are classified on the basis of two criteria:

i) the business model within which financial assets are managed; and

ii) their contractual cash flow characteristics (whether the cash flows represent ‘solely payments of principal and interest’ (SPPI)).

The Barclays Bank Group assesses the business model criteria at a portfolio level. Information that is considered in determining the applicable business model includes (i) policies and objectives for the relevant portfolio, (ii) how the performance and risks of the portfolio are managed, evaluated and reported to management, and (iii) the frequency, volume and timing of sales in prior periods, sales expectation for future periods, and the reasons for such sales.

The contractual cash flow characteristics of financial assets are assessed with reference to whether the cash flows represent SPPI. In assessing whether contractual cash flows are SPPI compliant, interest is defined as consideration primarily for the time value of money and the credit risk of the principal outstanding. The time value of money is defined as the element of interest that provides consideration only for the passage of time and not consideration for other risks or costs associated with holding the financial asset. Terms that could change the contractual cash flows so that it would not meet the condition for SPPI are considered, including: (i) contingent and leverage features, (ii) non-recourse arrangements and (iii) features that could modify the time value of money.

Financial assets are measured at amortised cost if they are held within a business model whose objective is to hold financial assets in order to collect contractual cash flows, and their contractual cash flows represent SPPI.

Financial assets are measured at fair value through other comprehensive income if they are held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets, and their contractual cash flows represent SPPI.

Other financial assets are measured at fair value through profit and loss. There is an option to make an irrevocable election on initial recognition for non traded equity investments to be measured at fair value through other comprehensive income, in which case dividends are recognised in profit or loss, but gains or losses are not reclassified to profit or loss upon derecognition, and the impairment requirements of IFRS 9 do not apply.

The accounting policy for each type of financial asset or liability is included within the relevant note for the item. The Barclays Bank Group’s policies for determining the fair values of the assets and liabilities are set out in Note 16.

Derecognition

The Barclays Bank Group derecognises a financial asset, or a portion of a financial asset, from its balance sheet where the contractual rights to cash flows from the asset have expired, or have been transferred, usually by sale, and with them either substantially all the risks and rewards of the asset or significant risks and rewards, along with the unconditional ability to sell or pledge the asset.

Financial liabilities are de-recognised when the liability has been settled, has expired or has been extinguished. An exchange of an existing financial liability for a new liability with the same lender on substantially different terms – generally a difference of 10% or more in the present value of the cash flows or a substantive qualitative amendment – is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability.

Transactions in which the Barclays Bank Group transfers assets and liabilities, portions of them, or financial risks associated with them can be complex and it may not be obvious whether substantially all of the risks and rewards have been transferred. It is often necessary to perform a quantitative analysis. Such an analysis compares the Barclays Bank Group’s exposure to variability in asset cash flows before the transfer with its retained exposure after the transfer.

A cash flow analysis of this nature may require judgement. In particular, it is necessary to estimate the asset’s expected future cash flows as well as potential variability around this expectation. The method of estimating expected future cash flows depends on the nature of the asset, with market and market-implied data used to the greatest extent possible. The potential variability around this expectation is typically determined by stressing underlying parameters to create reasonable alternative upside and downside scenarios. Probabilities are then assigned to each scenario. Stressed parameters may include default rates, loss severity, or prepayment rates.

1 Significant accounting policies continued

Accounting for reverse repurchase and repurchase agreements including other similar lending and borrowing

Reverse repurchase agreements (and stock borrowing or similar transaction) are a form of secured lending whereby the Barclays Bank Group provides a loan or cash collateral in exchange for the transfer of collateral, generally in the form of marketable securities subject to an agreement to transfer the securities back at a fixed price in the future. Repurchase agreements are where the Barclays Bank Group obtains such loans or cash collateral, in exchange for the transfer of collateral.

The Barclays Bank Group purchases (a reverse repurchase agreement) or borrows securities subject to a commitment to resell or return them. The securities are not included in the balance sheet as the Barclays Bank Group does not acquire the risks and rewards of ownership. Consideration paid (or cash collateral provided) is accounted for as a loan asset at amortised cost, unless it is designated or mandatorily at fair value through profit and loss.

The Barclays Bank Group may also sell (a repurchase agreement) or lend securities subject to a commitment to repurchase or redeem them. The securities are retained on the balance sheet as the Barclays Bank Group retains substantially all the risks and rewards of ownership. Consideration received (or cash collateral provided) is accounted for as a financial liability at amortised cost, unless it is designated at fair value through profit and loss.

(iv) Issued debt and equity instruments

The Barclays Bank Group applies IAS 32, Financial Instruments: Presentation, to determine whether funding is either a financial liability (debt) or equity.

Issued financial instruments or their components are classified as liabilities if the contractual arrangement results in the Barclays Bank Group having an obligation to either deliver cash or another financial asset, or a variable number of equity shares, to the holder of the instrument. If this is not the case, the instrument is generally an equity instrument and the proceeds included in equity, net of transaction costs. Dividends and other returns to equity holders are recognised when paid or declared by the members at the AGM and treated as a deduction from equity.

Where issued financial instruments contain both liability and equity components, these are accounted for separately. The fair value of the debt is estimated first and the balance of the proceeds is included within equity.

5. New and amended standards and interpretations

The accounting policies adopted are consistent with those of the previous financial year, with the exception of the adoption of IFRS 16 Leases, IFRIC Interpretation 23 Uncertainty over Income Tax Treatment, the amendments to IAS 12 Income Taxes, the amendments to IAS 19 Employee Benefits, and the amendments to IFRS 9, IAS 39 and IFRS 7 which were applied from 1 January 2019.

IFRS 16 – Leases

IFRS 16 Leases, which replaced IAS 17 Leases, was applied effective from 1 January 2019. IFRS 16 does not result in a significant change to lessor accounting; however, for lessee accounting there is no longer a distinction between operating and finance leases. Instead, the lessee is required to recognise both a right of use (ROU) Asset and lease liability on-balance sheet. There is a recognition exemption permitted for leases with a term of 12 months or less.

The Barclays Bank Group applied IFRS 16 on a modified retrospective basis and took advantage of the option not to restate comparative periods. The Barclays Bank Group applied the following transition options available under the modified retrospective approach:

•To calculate the right of use asset equal to the lease liability, adjusted for prepaid or accrued payments.

•To rely on the previous assessment of whether leases are onerous in accordance with IAS 37 immediately before the date of initial application as an alternative to performing an impairment review. The Barclays Bank Group adjusted the carrying amount of the ROU asset at the date of initial application by the previous carrying amount of its onerous lease provision.

•To apply the recognition exception for leases with a term not exceeding 12 months.

•To use hindsight in determining the lease term if the contract contains options to extend or terminate the lease.

Upon adoption of IFRS 16, the Barclays Bank Group applied the transition option which permitted the ROU asset to equal the lease liability, adjusted for prepaid or accrued prepayments. This approach resulted in a lease liability of £569m and an ROU asset of £509m being recognised as at 1 January 2019. The difference in the lease liability and the ROU asset was a result of the following adjustments:

•An increase in the ROU asset as a result of rental prepayments of £14m and,

•A decrease in the ROU asset as a result of onerous lease provisions previously recognised of £46m, £25m of rent free adjustments and £3m of finance sublease arrangements.

The ROU asset was recorded in property, plant and equipment and the lease liability within other liabilitites.

When measuring lease liabilities, the Barclays Bank Group discounted lease payments using the incremental borrowing rate at 1 January 2019. The weighted average applied was 4.59%.

The following shows a reconciliation between the operating lease commitments as at 31 December 2018 and the lease liability recorded as at 1 January 2019.

£m
Operating lease commitment as at 31 December 2018 as disclosed in the Barclays Bank Group consolidated financial statements	1,071
Impact of discounting using the Barclays Bank Group's incremental borrowing rate	(488)
Recognition exemption for short term leases	(3)
Extension and termination options reasonably certain to be exercised	(11)
Lease liability recognised as at 1 January 2019	569

IFRIC Interpretation 23 – Uncertainty over Income Tax Treatment

IFRIC 23 clarifies the application of IAS 12 to accounting for income tax treatments that have yet to be accepted by tax authorities, in scenarios where it may be unclear how tax law applies to a particular transaction or circumstance, or whether a taxation authority will accept an entity’s tax treatment. There was no significant effect from the adoption of IFRIC 23 in relation to accounting for uncertain tax positions.

IAS 12 – Income Taxes – Amendments to IAS 12

The IASB amended IAS 12 in order to clarify the accounting treatment of the income tax consequences of dividends. As a result of the amendment, the tax consequences of all payments on financial instruments that are classified as equity for accounting purposes, where those payments are considered to be a distribution of profit, will be included in, and will reduce, the income statement tax charge. The amendments of IAS 12 were applied to the income tax consequences of dividends recognised on or after the beginning of the earliest comparative period. This resulted in reducing the tax charge and increasing profit after tax for 2019 by £171m, 2018 by £175m and 2017 by £174m. This change does not impact retained earnings.

IAS 19 – Employee Benefits – Amendments to IAS 19

The IASB issued amendments to the guidance in IAS 19, Employee Benefits, in connection with accounting for plan amendments, curtailments and settlements. There was no significant effect from the adoption of the amendments of IAS 19.

IFRS 9, IAS 39 and IFRS 7 Amendments relating to Interest Rate Benchmark Reform

IFRS 9, IAS 39 and IFRS 7 were amended in September 2019. The amendments are effective for periods beginning on or after 1 January 2020 with earlier application permitted. The Barclays Bank Group elected to early adopt the amendments with effect from 1 January 2019. The amendments have been endorsed by the EU.

IFRS 9 allows companies when they first apply IFRS 9, to choose as an accounting policy to continue to apply the hedge accounting requirements of IAS 39. The Barclays Bank Group made the election to continue to apply the IAS 39 hedge accounting requirements, and consequently, the amendments to IAS 39 have been adopted by the Barclays Bank Group.

The objective of the amendments are to provide temporary exceptions from applying specific hedge accounting requirements during the period of uncertainty resulting from interest rate benchmark reform. Each of the exceptions adopted by the Barclays Bank Group are described below.

▪Highly probable requirement

When determining whether a forecast transaction or cash flow is highly probable, the Barclays Bank Group assumes that the interest rate benchmark on which the hedged cash flows are based is not altered as a result of the reform. This amendment has also been applied when cash flows are still expected to occur in respect of amounts remaining in the cash flow hedge reserve.

▪Prospective assessments

When performing prospective assessments, the Barclays Bank Group assumes that the interest rate benchmark on which the hedged risk and/or hedging instrument are based is not altered as a result of the interest rate benchmark reform.

▪Retrospective assessments

The Barclays Bank Group will not discontinue hedge accounting during the period of IBOR-related uncertainty solely because the retrospective effectiveness falls outside the required 80-125% range.

▪Hedge of a non-contractually specified benchmark portion of an interest rate

The Barclays Bank Group only considers at inception of such a hedging relationship whether the separately identifiable requirement is met.

The amendments to IFRS 7 require certain disclosures to be made in the first period that the amendments to IFRS 9 or IAS 39 are adopted. Refer to Note 13 where these disclosures have been included.

Future accounting developments

The following accounting standards have been issued by the IASB but are not yet effective:

IFRS 17 – Insurance contracts

In May 2017, the IASB issued IFRS 17 Insurance Contracts, a comprehensive new accounting standard for insurance contracts covering recognition and measurement, presentation and disclosure. Once effective, IFRS 17 will replace IFRS 4 Insurance Contracts that was issued in 2005.

IFRS 17 applies to all types of insurance contracts (i.e. life, non-life, direct insurance and re-insurance), regardless of the type of entities that issue them, as well as to certain guarantees and financial instruments with discretionary participation features. A few scope exceptions will apply.

In June 2019, the IASB published an exposure draft with proposed amendments to IFRS 17. The proposed amendments that are expected to be relevant to the Barclays Bank Group are changes to the scoping of IFRS 17, changes in the effective date of IFRS 17 and changes to IFRS 9 which were consequential amendments as a result of IFRS 17.

The standard is currently effective from 1 January 2021, although the amendments would change the effective date to 1 January 2022, and the standard has not yet been endorsed by the EU. The Barclays Bank Group is currently assessing the expected impact of adopting this standard.

6. Critical accounting estimates and judgements

The preparation of financial statements in accordance with IFRS requires the use of estimates. It also requires management to exercise judgement in applying the accounting policies. The key areas involving a higher degree of judgement or complexity, or areas where assumptions are significant to the consolidated and individual financial statements are highlighted under the relevant note. Critical accounting estimates and judgements are disclosed in:

▪Credit impairment charges on page 115 to 119

▪Tax on page 120 to 125

▪Fair value of financial instruments on page 138 to 150

▪Pensions and post-retirement benefits – obligations on page 176 to 181

▪Provisions including conduct and legal, competition and regulatory matters on page 159 to 160.

7. Other disclosures

To improve transparency and ease of reference, by concentrating related information in one place, certain disclosures required under IFRS have been included within the Risk review section as follows:

▪Credit risk on page 31 to 32 and on pages 45 to 67

▪Market risk on page 32 and on pages 68 to 70

▪Treasury and capital risk – capital on page 32 to 33 and on page 77

▪Treasury and capital risk – liquidity on page 32 and on pages 72 to 76.

These disclosures are covered by the Audit opinion (included on page 96) where referenced as audited.